SCHEDULE OF REMUNERATION OF DIRECTORS AND KEY MANAGEMENT PERSONNEL (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total	$ 464,489	$ 332,606	$ 313,150
Wages and salaries [member]
IfrsStatementLineItems [Line Items]
Total	410,699	290,070	272,507
Defined Contribution Plans [Member]
IfrsStatementLineItems [Line Items]
Total	46,762	39,122	37,285
Other Short Term Benefits [Member]
IfrsStatementLineItems [Line Items]
Total	7,028	3,414	3,358
Directors [Member]
IfrsStatementLineItems [Line Items]
Total	233,282
Other Key Management Personnel [Member]
IfrsStatementLineItems [Line Items]
Total	$ 231,207	$ 332,606	$ 313,150